Interest and Other Finance Expenses	12 Months Ended
Dec. 31, 2015
Banking and Thrift, Interest [Abstract]
Interest and Other Finance Expenses
Interest and Other Finance Expenses
Total interest and other finance expenses incurred during the years ended December 31, 2015, 2014 and 2013 are as follows:

(in US$ millions)	2015	2014	2013
Gross debt interest and finance expense	18.2	28.6	32.3
Of which capitalized as borrowing cost	(3.1)	(2.2)	(1.3)
Total interest and finance expenses	15.1	26.4	31.0

For the years ending December 31, 2015, 2014 and 2013, related party interest expense with VTTI was $4.4 million, $13.5 million and $22.3 million respectively.